Loans Payable – Related Parties - Schedule of Shareholder Loans (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Shareholder Loans [Line Items]
Total Shareholder Loans	$ 1,353,639	$ 1,353,639
October 2023 [Member]
Schedule of Shareholder Loans [Line Items]
Total Shareholder Loans	199,000
December 2023 [Member]
Schedule of Shareholder Loans [Line Items]
Total Shareholder Loans	424,000
January 2024 [Member]
Schedule of Shareholder Loans [Line Items]
Total Shareholder Loans	25,000
February 2024 [Member]
Schedule of Shareholder Loans [Line Items]
Total Shareholder Loans	188,000
March 2024 [Member]
Schedule of Shareholder Loans [Line Items]
Total Shareholder Loans	80,000
April 2024 [Member]
Schedule of Shareholder Loans [Line Items]
Total Shareholder Loans	31,000
May 2024 [Member]
Schedule of Shareholder Loans [Line Items]
Total Shareholder Loans	100,000
June 2024 [Member]
Schedule of Shareholder Loans [Line Items]
Total Shareholder Loans	120,500
July 2024 [Member]
Schedule of Shareholder Loans [Line Items]
Total Shareholder Loans	59,000
August 2024 [Member]
Schedule of Shareholder Loans [Line Items]
Total Shareholder Loans	58,000
September 2024 [Member]
Schedule of Shareholder Loans [Line Items]
Total Shareholder Loans	$ 69,139